Commitments and Contingencies	12 Months Ended
Sep. 30, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18. COMMITMENTS AND CONTINGENCIES

The Company had one VIE as of September 30, 2017. In the opinion of the management, (i) the ownership structure of the Company and the VIE are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIE and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a view inconsistent with the Company’s opinion. If the current ownership structure of the Company and its contractual arrangements with the VIE are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations and continue consolidation with its VIE.

In 2009, each of our executive officers entered into a five-year employment agreement with Softech, our wholly-owned PRC subsidiary. In 2015, certain of our executive officers have renewed the employment agreement for 5 years ending in 2019. Softech may terminate a senior executive officer’s employment for cause, at any time, without prior notice or remuneration, for certain acts of the officer, including, but not limited to, material violation of our regulations, failure to perform agreed-upon duties, embezzlement causing material damage to the Company, and conviction of a crime. A senior executive officer may terminate his or her employment at any time by delivering a 30-day prior written notice. Each senior executive officer is entitled to certain benefits upon termination, including a severance payment equal to a certain specified number of months of his or her salary as of termination, provided that he or she resigns for certain good reasons specified by his or her employment agreement or the relevant rules or Softech terminates his or her employment without “cause”. The details of the terms and annual salary of our executive officers are set forth below:

Name	Title	Annual Base Salary (in RMB with US$ equivalence))		Term
Peng Zhang	Chief Executive Officer	RMB 180,000	$28,285	Until 2019
Li Wu	Chief Financial Officer	RMB 132,000	$20,742	Until 2019
Wei Zhang	Executive President	RMB 120,000	$18,857	Until 2019
Xiang Bu	Manager	RMB 120,000	$18,857	Until 2019
Zhenyu Chen	Manager	RMB 120,000	$18,857	Until 2019